Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Opening amount			£ 246,032	£ 245,401
Additions			13,764	7,224
Depreciation charge	£ (3,133)	£ (2,938)	(6,273)	(5,715)
Closing amount	253,523	246,910	253,523	246,910
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			368,632	361,957
Closing amount	382,396	369,181	382,396	369,181
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(122,600)	(116,556)
Closing amount	(128,873)	(122,271)	(128,873)	(122,271)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			215,826	219,335
Additions				23
Transfers				(25)
Depreciation charge			(1,631)	(1,638)
Closing amount	214,195	217,695	214,195	217,695
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			268,981	269,367
Closing amount	268,981	269,365	268,981	269,365
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(53,155)	(50,032)
Closing amount	(54,786)	(51,670)	(54,786)	(51,670)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			5,157	4,169
Additions			1,384	1,308
Depreciation charge			(1,271)	(1,056)
Closing amount	5,270	4,421	5,270	4,421
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			34,845	34,790
Closing amount	36,229	36,098	36,229	36,098
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(29,688)	(30,621)
Closing amount	(30,959)	(31,677)	(30,959)	(31,677)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			25,049	21,897
Additions			12,380	5,893
Transfers				25
Depreciation charge			(3,371)	(3,021)
Closing amount	34,058	24,794	34,058	24,794
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			64,806	57,800
Closing amount	77,186	63,718	77,186	63,718
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(39,757)	(35,903)
Closing amount	£ (43,128)	£ (38,924)	£ (43,128)	£ (38,924)